------------------------------------------------------------------------------
                   PROSPECTUS SUPPLEMENT DATED NOV. 6, 2006*
               TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2006:

    PRODUCT NAME                                        PROSPECTUS FORM #
    ------------                                        -----------------
    RIVERSOURCE NEW SOLUTIONS(SM) VARIABLE ANNUITY          240355 J
------------------------------------------------------------------------------

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective Nov. 6, 2006, the AIM V.I. - Demographic Trend Series I Shares Fund is merging into the AIM V.I. - Capital Appreciation Series I Shares Fund. Upon the merger, AIM V.I. - Demographic Trend Series I Shares Fund is no longer available as an investment option under your contract.

The following information has been removed from the table under "The Variable Account and the Funds" section of the prospectus:

-------------------------------------------------------------------------------------------------------
FUND NAME                               INVESTMENT OBJECTIVE AND POLICIES      INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------
AIM V.I. Demographic Trends Fund,       Long-term growth of capital. Seeks     AIM Advisors, Inc.
Series I Shares                         to meet its objective by investing
                                        in securities of companies that are
                                        likely to benefit from changing
                                        demographic, economic, and lifestyle
                                        trends. The Fund may invest up to 25%
                                        of its total assets in foreign
                                        securities.
-------------------------------------------------------------------------------------------------------

The following information has been removed from the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section on pages 7-8 of your prospectus:

                                                     MANAGEMENT     DISTRIBUTION      OTHER
FUND NAME                                               FEES        (12b-1) FEES     EXPENSES      TOTAL
AIM V.I. Demographic Trends Fund, Series I Shares       0.77%            --            0.38%      1.15%(1)

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.




------------------------------------------------------------------------------
240355-1 A (11/06)

* Valid until next prospectus update